February 2000

Dear Shareholder:

We are pleased to present this annual report of the Declaration Money Market Fund for the year ended December 31, 1999. It contains valuable information on the Funds, including a complete list of portfolio holdings, performance and financial information.

Thank you for your investments in the Declaration Money Market Fund.

                                   Sincerely,


                                   Terence P. Smith
                                   President

THE DECLARATION MONEY MARKET FUND SCHEDULE OF INVESTMENTS - December 31, 1999
--------------------------------------------------------------------------------

                                                     PRINCIPAL          VALUE
                                                     ---------          -----
REPURCHASE AGREEMENTS --99.59%
Merrill Master Repo, 4.11%, dated 12/31/99,
due 1/03/00, repurchase price $57,121
(collateralized by U.S. Treasury Note,
11.625%, 11/15/04, market value $57,121)
(Cost $57,101)                                         57,101         $   57,101


     TOTAL INVESTMENTS (Cost $57,101)* -- 99.59%
     Other Assets less Liabiliites, net -- 0.41%                             233
                                                                      ----------
     NET ASSETS -- 100.00%                                            $   57,334
                                                                      ==========

*Cost of securities for federal tax purposes is $57,101.

                       See notes to financial statements.

THE DECLARATION MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $57,101)                 $   57,101
     Receivables:
          Interest                                                           376
                                                                      ----------
                Total assets                                              57,477
                                                                      ----------

LIABILITIES:
    Payables:
         Due to advisor                                                       66
         Accrued expenses                                                     77
                                                                      ----------
                Total liabilities                                            143
                                                                      ----------

NET ASSETS                                                            $   57,334
                                                                      ==========

NET ASSETS CONSIST OF:
    Common stock (unlimited shares of no par value authorized,
         57,334 shares outstanding)                                   $   57,334
                                                                      ==========


Net Asset Value, offering and redemption price per share              $     1.00
                                                                      ==========

                       See notes to financial statements.

THE DECLARATION MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 3, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                         $    3,126
                                                                      ----------
          Total investment income                                          3,126
                                                                      ----------

EXPENSES:
     Investment advisory fees                                                185
     Distribution fees                                                       185
     Service fees                                                            363
                                                                      ----------
          Total expenses                                                     733
                                                                      ----------

          Net investment income                                       $    2,393
                                                                      ----------

                       See notes to financial statements.

THE DECLARATION MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 3, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

Operations:
     Net investment income                                          $     2,393
                                                                    -----------
Net Increase in net assets resulting from operations                      2,393
                                                                    -----------

Distributions to shareholders from:
     Net investment income                                               (2,393)
                                                                    -----------

Capital Share Transactions (1):
     Proceeds from shares sold                                        1,316,785
     Proceeds from shares issued to holders
          in reinvestment of dividends                                    1,414
     Cost of shares redeemed                                         (1,260,865)
                                                                    -----------
     Net increase in net assets from Fund share transactions             57,334
                                                                    -----------

     Increase in net assets                                              57,334

     NET ASSETS:
          Beginning of period                                                --
                                                                    -----------
          End of period                                             $    57,334
                                                                    ===========

(1) Also represents transactions in fund shares.

                       See notes to financial statements.

THE DECLARATION MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding from August 3, 1999 (commencement of operations) through December 31, 1999
                                                               For the Period
                                                               August 3, 1999
                                                              (commencement of
                                                               operations) to
                                                              December 31, 1999
                                                              -----------------
NET ASSET VALUE - BEGINNING OF PERIOD                              $   1.00
                                                                   --------
Investment Operations:
     Net investment income                                             0.01
                                                                   --------
               Total from investment operations                        0.01
                                                                   --------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                       (0.01)
                                                                   --------
               Total distributions                                    (0.01)
                                                                   --------

NET ASSET VALUE - END OF PERIOD                                    $   1.00
                                                                   ========

TOTAL RETURN                                                           1.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $     57
Ratio of expenses to average net assets                                0.99%(1)
Ratio of net investment income to average net assets                   3.23%(1)

(1) Annualized

                       See notes to financial statements.

THE DECLARATION MONEY MARKET FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Declaration Money Market Fund, (the "Fund") is series of the Declaration Fund (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end diversified management investment company originally incorporated in Pennsylvania on April 9, 1981 and registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. The Fund's investment strategy is to provide a high level of current income consistent with the preservation of capital and liquidity. The Fund became effective with the Securities and Exchange Commission April 30, 1999 and commenced operations on August 3, 1999.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Repurchase agreements--The Fund's custodian takes possession through the Federal Reserve Book Entry System of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceeding.

c) Federal income taxes--The Fund's intention is to continue to qualify as a regulated investment company and distribute all of its taxable income.
Accordingly no provision for Federal income taxes is required in the accompanying financial statements.

d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

2.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Advisory Agreement with Declaration Investment Advisors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.25% as applied to the Fund's daily net assets. For the period August 3, 1999 (commencement of operations) to December 31, 1999, the Advisor received fees of $185.

THE DECLARATION MONEY MARKET FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

2.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.49% as applied to the Fund's daily net assets. For the period August 3, 1999 (commencement of operations) to December 31, 1999 the Advisor received fees of $363.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 0.99%. The only other expenses incurred by the Fund are distribution fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

     The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to sell shares. Under the Plan, the Advisor, Declaration Investment Advisors, Inc. is paid a distribution fee at an annual rate of 0.25% of average daily net assets of the Fund for distributing shares of the Fund and for providing certain shareholder services. For the period August 3, 1999 (commencement of operations) to December 31, 1999, the Advisor received fees of $185.

     Certain directors and officers of the Fund are directors and officers of the Advisor.

3.   CLOSURE OF FUND

     On February 25, 2000 the Board of Trustees voted to close the Fund. Currently, there were no shareholders in the Fund.

                         REPORT OF INDEPENDENT AUDITOR


We have audited the accompanying statement of assets and liabilities of The Declaration Money Market Fund (the "Fund"), a series of The Declaration Fund, including the schedule of investments, as of December 31, 1999, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period August 3, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Declaration Money Market Fund as of December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the period August 3, 1999 (commencement of operations) to December 31, 1999, in conformity with generally accepted accounting principles.


Abington, Pennsylvania
February 15, 2000, except Note 3                    Sanville & Company
As to which date is February 25, 2000               Certified Public Accountants